Changes in presentation of financial statements - Changes affecting operating segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 27,662	$ 25,196	$ 24,929
Operational EBITA	3,005	2,817	2,928
Total assets	44,441	43,458	39,391
Depreciation and amortization	916	836	870
Capital expenditure	772	752	632
Cash and cash equivalents	3,445	4,526
Operating
Segment Reporting Information [Line Items]
Revenues	27,419	24,933	24,629
Cash and cash equivalents		1,932	2,098
EPC-RM
Segment Reporting Information [Line Items]
Revenues		5	18
Operational EBITA		(82)	(9)
Total assets		18	13
EPC-PG
Segment Reporting Information [Line Items]
Revenues		526	897
Operational EBITA		(55)	(13)
Total assets		680	853
Depreciation and amortization		2	6
Capital expenditure			3
Corporate and Other
Segment Reporting Information [Line Items]
Revenues	(565)	(173)	467
Total assets	17,326	19,200	18,884
Depreciation and amortization	193	193	202
Capital expenditure	301	345	252
Cash and cash equivalents		1,932	2,098
Corporate and Other | Operating
Segment Reporting Information [Line Items]
Revenues	$ 315	$ 741	$ 1,415